Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Significant Industry Concentrations Related to Credit Exposure
Significant industry concentrations related to credit exposure at Dec. 31, 2015 are disclosed in the financial institutions portfolio exposure table and the commercial portfolio exposure table below.

Financial institutions portfolio exposure (in billions)	Dec. 31, 2015
	Loans	Unfunded commitments	Total exposure
Securities industry	$3.1	$20.6	$23.7
Banks	9.4	2.1	11.5
Asset managers	2.0	5.6	7.6
Insurance	0.2	4.5	4.7
Government	0.1	1.9	2.0
Other	1.1	1.3	2.4
Total	$15.9	$36.0	$51.9

Commercial portfolio exposure (in billions)	Dec. 31, 2015
	Loans	Unfunded commitments	Total exposure
Manufacturing	$0.6	$6.3	$6.9
Services and other	0.8	5.5	6.3
Energy and utilities	0.6	4.9	5.5
Media and telecom	0.3	1.5	1.8
Total	$2.3	$18.2	$20.5

Summary of Off-Balance Sheet Credit Risks, Net of Participations
The following table presents a summary of our off-balance sheet credit risks, net of participations.

Off-balance sheet credit risks	Dec. 31,
(in millions)	2015	2014
Lending commitments	$54,505	$33,273
Standby letters of credit (a)	4,915	5,767
Commercial letters of credit	303	255
Securities lending indemnifications (b)	294,108	304,386

(a)	Net of participations totaling $809 million at Dec. 31, 2015 and $894 million at Dec. 31, 2014.

(b)	Excludes the indemnification for securities for which BNY Mellon acts as an agent on behalf of CIBC Mellon clients, which totaled $54 billion at Dec. 31, 2015 and $64 billion at Dec. 31, 2014.

Standby Letters of Credits by Investment Grade	The table below shows SBLCs by investment grade:

Standby letters of credit	Dec. 31,
	2015	2014
Investment grade	86%	88%
Non-investment grade	14%	12%